The maturity of bank loans payable as of December 31, 2021 is as follows: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal Home Loan Banks [Abstract]
2022	$ 3,122	$ 36,094
2023	3,241	3,151
2024	3,365	3,272
2025	3,493	3,396
2026 and thereafter	138,869	141,502
Total finance lease liability		187,415
Current portion	3,122	36,094
Non-Current portion	$ 148,968	$ 151,321	$ 66,885